Share-based payments - Cash settled, Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Share-based payments
Liabilities from share-based payment transactions beginning balance	R 1,807	R 3,150		R 5,275
Share-based payment obligation on acquisition/deconsolidation of subsidiary	3,639	1,807		3,150
Fair value (gain)/loss on obligations	420	(814)		(1,589)
Cash settled share-based payments paid	(649)	(751)		(637)
Foreign currency translation	(17)	(2)		8
Liabilities from share-based payment transactions end balance	3,639	1,807		3,150
Current portion of cash-settled share-based payment obligations	(935)	(121)	[1]	(432)
Non-current portion of cash-settled share-based payment obligations	2,704	1,686	[1]	2,718
Keliber
Share-based payments
Liabilities from share-based payment transactions beginning balance	0	31
Share-based payment obligation on acquisition/deconsolidation of subsidiary	0	0		31
Liabilities from share-based payment transactions end balance	0	0		31
Rustenburg operation
Share-based payments
Fair value (gain)/loss on obligations	167	(649)		(346)
Marikana
Share-based payments
Fair value (gain)/loss on obligations	253	(165)		(1,243)
Share-Based Payment Arrangements other than BEE transaction
Share-based payments
Liabilities from share-based payment transactions beginning balance	280	269
Share-based payment obligation on acquisition/deconsolidation of subsidiary	1,692	280		269
Derecognition with deemed disposal of interest in joint operation	0	0		(15)
Cash-settled share-based payments expense	2,074	224		77
Cash-settled share-based payments expense capitalised	4	0		0
Liabilities from share-based payment transactions end balance	1,692	280		269
Fair value (loss)/gain on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions) | Rustenburg operation
Share-based payments
Liabilities from share-based payment transactions beginning balance	1,286	2,466
Share-based payment obligation on acquisition/deconsolidation of subsidiary	1,453	1,286		2,466
Liabilities from share-based payment transactions end balance	1,453	1,286		2,466
Fair value (loss)/gain on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions) | Marikana
Share-based payments
Liabilities from share-based payment transactions beginning balance	241	415
Share-based payment obligation on acquisition/deconsolidation of subsidiary	494	241		415
Liabilities from share-based payment transactions end balance	494	241		415
Sibanye-Stillwater 2020 to 2025 Share Plans (cash-settled scheme)
Share-based payments
Expense from cash-settled share-based payment transactions	R 2,074	R 224		R 88

[1]	Amount for 31 December 2024 was revised (see note 16.2)